Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
Note 6 - Inventories

	December 31
	2015	2016
	US$ thousands

Raw materials and components	9,598	16,435
Products in process	9,013	19,098
Finished products	7,710	8,747
	26,321	44,280